Quarterly Holdings Report
for

Fidelity® Health Savings Index Fund

June 30, 2021

HSI-QTLY-0821
1.9897518.101

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 32.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	23,015	$223,012
Fidelity Emerging Markets Index Fund (a)	52,251	714,794
Fidelity International Index Fund (a)	12,977	643,410
Fidelity Real Estate Index Fund (a)	11,267	198,983
Fidelity Total Market Index Fund (a)	22,383	2,775,727
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,985,259)		4,555,926

Fixed-Income Central Funds - 14.1%
Investment Grade Fixed-Income Funds - 14.1%
Fidelity Inflation-Protected Bond Index Central Fund (b)
(Cost $1,931,728)	17,789	1,984,890

Money Market Central Funds - 0.1%
Fidelity Cash Central Fund 0.06% (c)
(Cost $15,802)	15,799	15,802

Investment Companies - 13.8%
Invesco Senior Loan ETF	10,146	224,734
iShares iBoxx $ High Yield Corporate Bond ETF	2,231	196,417
iShares JPMorgan USD Emerging Markets Bond ETF	11,642	1,309,259
Market Vectors Emerging Markets Local Currency Bond ETF	1,352	42,426
VanEck Vectors Gold Miners ETF	4,639	157,633
TOTAL INVESTMENT COMPANIES
(Cost $1,905,542)		1,930,469

Fixed-Income Funds - 39.6%
Fidelity International Bond Index Fund (a)	286,886	2,880,336
Fidelity Long-Term Treasury Bond Index Fund (a)	95,852	1,390,811
Fidelity U.S. Bond Index Fund (a)	107,042	1,298,425
TOTAL FIXED-INCOME FUNDS
(Cost $5,636,074)		5,569,572
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,474,405)		14,056,659
NET OTHER ASSETS (LIABILITIES) - 0.0%		(498)
NET ASSETS - 100%		$14,056,161

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Fidelity Inflation-Protected Bond Index Central Fund	13,000
Total	$13,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,072	$783,839	$769,109	$--	$--	$15,802	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	583,019	1,516,679	148,139	57	33,274	1,984,890	0.2%
Total	$584,091	$2,300,518	$917,248	$57	$33,274	$2,000,692

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$209,554	$7,403	$--	$82	$20,779	$223,012
Fidelity Emerging Markets Index Fund	164,311	666,422	182,832	4,030	(1,604)	68,497	714,794
Fidelity International Bond Index Fund	672,423	2,397,368	169,072	6,505	(2,557)	(17,826)	2,880,336
Fidelity International Index Fund	196,940	582,746	204,417	6,551	1,497	66,644	643,410
Fidelity Long-Term Treasury Bond Index Fund	260,614	1,244,314	48,093	24,189	(9,758)	(56,266)	1,390,811
Fidelity Real Estate Index Fund	5,060	179,830	6,844	172	437	20,500	198,983
Fidelity Total Market Index Fund	551,957	2,134,122	238,000	13,423	705	326,943	2,775,727
Fidelity U.S. Bond Index Fund	576,729	1,896,232	1,150,394	18,239	(8,522)	(15,620)	1,298,425
Total	$2,428,034	$9,310,588	$2,007,055	$73,109	$(19,720)	$413,651	$10,125,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.